Goodwill - Schedule of Goodwill (Details) - Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Net book value:	$ 0	$ 9,020,813
Cost
Reconciliation of changes in goodwill [abstract]
Beginning balance	9,020,813	0
Acquired through business combination		9,020,813
Ending balance	9,020,813	9,020,813
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	0	0
Charge for the year	9,020,813	0
Ending balance	$ (9,020,813)	$ 0